Fair Value Of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2011
Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value Assets Measured On A Recurring Basis

	September 30, 2011
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)(1)
	(Dollars in thousands)
AFS securities
GSE debentures	$748,308	$--	$748,308	$--
Municipal bonds	2,754	--	2,754	--
Trust preferred securities	2,941	--	--	2,941
MBS	732,436	--	732,436	--
	$1,486,439	$--	$1,483,498	$2,941

	September 30, 2010
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)(2)
	(Dollars in thousands)
AFS securities
GSE debentures	$50,255	$--	$50,255	$--
Municipal bonds	2,819	--	2,819	--
Trust preferred securities	2,796	--	--	2,796
MBS	1,004,496	--	1,004,496	--
	$1,060,366	$--	$1,057,570	$2,796

(1)
The Company's Level 3 AFS securities have had no activity from September 30, 2010 to September 30, 2011, except for principal repayments of $87 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2011 were $115 thousand.

(2)
The Company's Level 3 AFS securities have had no activity from September 30, 2009 to September 30, 2010, except for principal repayments of $93 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2010 were $460 thousand.

Schedule Of Fair Value Assets Measured On A Nonrecurring Basis

	September 30, 2011
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Impaired loans	$72,048	$--	$--	$72,048
REO, net	11,321	--	--	11,321
	$83,369	$--	$--	$83,369

	September 30, 2010
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Impaired loans	$57,118	$--	$--	$57,118
REO, net	9,920	--	--	9,920
	$67,038	$--	$--	$67,038

Schedule Of Carrying Amounts And Estimated Fair Values Of Financial Instruments

	2011		2010
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(Dollars in thousands)
Assets:
Cash and cash equivalents	$121,070	$121,070	$65,217	$65,217
AFS securities	1,486,439	1,486,439	1,060,366	1,060,366
HTM securities	2,370,117	2,434,392	1,880,154	1,913,454
Loans receivable	5,149,734	5,475,150	5,168,202	5,392,550
BOLI	56,534	56,534	54,710	54,710
Capital stock of FHLB	126,877	126,877	120,866	120,866
Liabilities:
Deposits	4,495,173	4,553,516	4,386,310	4,459,052
FHLB Advances	2,379,462	2,569,958	2,348,371	2,557,064
Other borrowings	515,000	545,096	668,609	701,099